Expense Example	Mar. 31, 2026 USD ($)
Efficient Market Portfolio Plus ETF | Efficient Market Portfolio Plus ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 224
Expense Example, with Redemption, 3 Years	691
Expense Example, with Redemption, 5 Years	1,185
Expense Example, with Redemption, 10 Years	2,544
Efficient Market Portfolio Long ETF | Efficient Market Portfolio Long ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	$ 1,646